Other Payables	12 Months Ended
Oct. 31, 2024
Other Payables [Abstract]
OTHER PAYABLES
10.	OTHER PAYABLES
  As of October 31, 2024 and 2023, other payables consisted of:
	October 31, 2024	October 31, 2023
VAT and other taxes payable	$3,353,963	$1,749,615
Totals	$3,353,963	$1,749,615